Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net income (loss)	¥ 5,361	¥ (44,259)	¥ 11,437	¥ (26,221)
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(3,975)	(33,311)	(21,343)	(39,995)
Defined benefit pension plans:
Pension liability adjustment	328	420	4,062	890
Deferred income taxes	(99)	(164)	(1,123)	(361)
Total	229	256	2,939	529
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(642)	(1,309)	(1,032)	1,039
Deferred income taxes	731	473	(17)	(375)
Total	89	(836)	(1,049)	664
Total other comprehensive income (loss)	(3,657)	(33,891)	(19,453)	(38,802)
Comprehensive income (loss)	1,704	(78,150)	(8,016)	(65,023)
Less: Comprehensive income attributable to noncontrolling interests	2,411	851	5,997	486
Comprehensive income (loss) attributable to NHI shareholders	¥ (707)	¥ (79,001)	¥ (14,013)	¥ (65,509)